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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 1999

Check here if Amendment / /; Amendment Number: N/A
This Amendment (Check only one.): / / is a restatement.
                                  / / adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:         Kenneth P. Pearlman
Address:      c/o The Millburn Corporation
              1270 Avenue of the Americas
              New York, New York  10020

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth P. Pearlman
Title:        Principal of ShareInVest Research L.P.
Phone:        212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       New York, New York           February 14, 2000

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $133,418
                                            (thousands)

List of Other Included Managers:  None


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                           FORM 13F INFORMATION TABLE

    COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
    --------               --------    --------    --------       --------       ---------   --------         --------
                                                     VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED    NONE
 --------------         --------------   -----     --------  ------------------  ----------  --------   -----------------------
AMERICAN AXLE & MFG
HLDGS INC                    COM       024061103    3,539    291,900  SH          Sole       N/A         3,539

AMERICAN EAGLE
OUTFITTERS NEW               COM       02553E106   10,188    226,400  SH          Sole       N/A        10,188

AMGEN INC                    COM       031162100    1,442     24,000  SH          Sole       N/A         1,442

BARNETT INC                  COM       068062108      810     78,100  SH          Sole       N/A           810

BEST BUY INC                 COM       086516101    1,004     20,000  SH          Sole       N/A         1,004

BOSTON SCIENTIFIC CORP       COM       101137107    1,385     63,300  SH          Sole       N/A         1,385

BOYDS COLLECTION LTD         COM       103354106    1,061    153,000  SH          Sole       N/A         1,061

BUSH IND INC                 CL A      123164105    1,502     87,400  SH          Sole       N/A         1,502

CDNOW INC NEW                COM       125086108      889     90,000  SH          Sole       N/A           889

C H ROBINSON
WORLDWIDE INC                COM       12541W100        4        100  SH          Sole       N/A             4

CIRCUIT CITY STORE INC  CRCT CITY GRP  172737108    6,534    145,000  SH          Sole       N/A         6,534

CLASSIC
COMMUNICATIONS INC           CL A      182728204       11        300  SH          Sole       N/A            11

DAYTON HUDSON CORP           COM       239753106    2,938     40,000  SH          Sole       N/A         2,938

ECHOSTAR
COMMUNICATIONS NEW           CL A      278762109      341      3,500  SH          Sole       N/A           341

EL SITIO INC                 ORD       G30177102        6        150  SH          Sole       N/A             6

ETHAN ALLEN INTERIORS
INC                          COM       297602104    1,678     52,350  SH          Sole       N/A         1,678

EXTENDED STAY AMER
INC                          COM       30224P101      647     84,887  SH          Sole       N/A           647

FORWARD AIR CORP             COM       349853101    3,578     82,500  SH          Sole       N/A         3,578

GOOD GUYS INC                COM       382091106    3,725    400,000  SH          Sole       N/A         3,725

HEALTHWORLD CORP             COM       42222E103    2,698    130,000  SH          Sole       N/A         2,698

HEARTLAND EXPRESS INC        COM       422347104      273     17,325  SH          Sole       N/A           273

INTIMATE BRANDS INC          CL A      461156101    2,717     63,000  SH          Sole       N/A         2,717


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
JONES APPAREL GROUP
INC                      COM            480074103   1,736     64,000   SH         Sole       N/A        1,736

KENDLE INTERNATIONAL
INC                      COM            48880L107     938     95,000   SH         Sole       N/A          938

KNIGHT TRANSN INC        COM            499064103   1,593     93,000   SH         Sole       N/A        1,593

KOHLS CORP               COM            500255104   9,529    132,000   SH         Sole       N/A        9,529

LOWES COS INC            COM            548661107   2,510     42,000   SH         Sole       N/A        2,510

MAXIM INTEGRATED
PRODS INC                COM            57772K101   7,437    157,600   SH         Sole       N/A        7,437

MAZEL STORES INC         COM            578792103     988    106,800   SH         Sole       N/A          988

MCAFEE COM CORP          CL A           579062100      14        300   SH         Sole       N/A           14

MEDTRONIC INC            COM            585055106   3,964    108,800   SH         Sole       N/A        3,964

METASOLV SOFTWARE INC    COM            591393103      25        300   SH         Sole       N/A           25

NEXTEL
COMMUNICATIONS INC       CL A           65332V103   6,971     67,600   SH         Sole       N/A        6,971

O CHARLEYS INC           COM            670823103     413     31,500   SH         Sole       N/A          413

OUTBACK STEAKHOUSE INC   COM            689899102   2,594    100,000   SH         Sole       N/A        2,594

PINNACLE HLDGS INC       COM            72346N101   4,238    100,000   SH         Sole       N/A        4,238

PRICE T ROWE &
ASSOCIATES               COM            741477103   4,447    120,400   SH         Sole       N/A        4,447

PROFESSIONAL STAFF
PLC                  SPONSORED ADR      74315R105     945    171,900   SH         Sole       N/A          945

RARE HOSPITALITY INTL
INC                      COM            753820109   2,489    115,000   SH         Sole       N/A        2,489

RYANAIR HLDGS PLC    SPONSORED ADR      783513104   1,819     33,000   SH         Sole       N/A        1,819

SCIENTIFIC ATLANTA INC   COM            808655104   1,113     20,000   SH         Sole       N/A        1,113

SHOPKO STORES INC        COM            824911101     913     39,700   SH         Sole       N/A          913

SONIC CORP               COM            835451105   3,529    123,825   SH         Sole       N/A        3,529

STAPLES INC              COM            855030102   4,733    228,097   SH         Sole       N/A        4,733

STRIDE RITE CORP         COM            863314100   1,300    200,000   SH         Sole       N/A        1,300

SUBURBAN LODGES
AMER INC                 COM            864444104     932    179,600   SH         Sole       N/A          932


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
SUPERTEX INC             COM            868532102      882    43,700   SH         Sole       N/A           882

TRITEL INC               CL A           89675X104        3       100   SH         Sole       N/A             3

TWEETER HOME ENTMT
GROUP INC                COM            901167106   13,135   370,000   SH         Sole       N/A        13,135

VOICESTREAM WIRELESS
CORP                     COM            928615103    7,258    51,000   SH         Sole       N/A         7,258

               TOTAL                               133,418